Inventories - Summary Of Schedule Of Inventory Current (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Inventory [Line Items]
Products	¥ 487,066	$ 76,431	¥ 329,065
Packing materials and others	50,406	7,910	57,366
Inventories	¥ 537,472	$ 84,341	¥ 386,431